Financing Arrangements (Schedule of Notes Payable) (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Short-term Debt [Line Items]
Notes payable	$ 12	$ 294
Commercial paper
Short-term Debt [Line Items]
Notes payable	0	274
Short-term borrowings to banks
Short-term Debt [Line Items]
Notes payable	$ 12	$ 20